INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

20.                               INCOME TAXES

Enterprise income tax

Cayman Islands

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries and VIEs.

United States of America

ChinaCache North America, Inc. was registered in California, United States of America in 2007.  The entity is subject to both California State Income Tax (8.84%) and Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the state of California and United States of America.

Hong Kong

ChinaCache Networks (Hong Kong) Limited, the Company’s wholly owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax at a rate of 16.5% on the estimated assessable profits arising in Hong Kong.

The PRC

The Company’s subsidiaries and the VIEs that are each incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Income Tax Laws, respectively. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries and the VIEs are subject to a CIT statutory rate of 25%.

On December 24, 2010, ChinaCache Beijing received official approval as a High and New Technology Enterprise (“HNTE”) which allows it to utilize a reduced income tax rate of 15% from 2010 to 2012. The HNTE status is subject to annual qualification and tri-annual renewal.  ChinaCache Beijing enjoys the HNTE preferential tax rate of 15% for the years ended December 31, 2011 and 2012, respectively.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no applicable detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear.

Based on the assessment of facts and circumstances available at December 31, 2012, management believes none of its non-PRC entities are more likely than not non-PRC tax resident enterprises. It is possible the assessment of tax residency status may change in the next twelve months, pending announcement of new PRC tax rules in the future. The Company will continue to monitor its tax status.

Income (loss) from continuing operations before income tax expense consists of:

	For the Years Ended December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(118,764)	(23,512)	(20,097)	(3,226)
PRC	51,521	23,143	9,399	1,508

	(67,243)	(369)	(10,698)	(1,718)

The income tax expense (benefit) comprises:

	For the Years Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Current	12,466	13,188	17,490	2,807
Deferred	(23,370)	(2,043)	(11,197)	(1,797)

	(10,904)	11,145	6,293	1,010

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to the PRC operations to income tax expense for the years ended December 31, 2010, 2011 and 2012, is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(67,243)	(369)	(10,698)	(1,717)

Income tax computed at PRC statutory tax rate of 25%	(16,811)	(93)	(2,674)	(429)
Preferential tax rates	(5,049)	(948)	83	13
International rate differences	30,007	13,514	9,622	1,545
Additional 50% tax deduction for qualified research and development expenses	(787)	(2,660)	(4,915)	(789)
Non-deductible expenses	2,903	5,117	5,208	836
Other permanent difference	—	—	(6,626)	(1,064)
Effect of changes in tax rates on deferred taxes	(38)	(1,586)	3,779	607
Deferred tax on outside basis differences	(16,684)	—	—	—
Changes in unrecognized tax benefits	(295)	(480)	—	—
Changes in the valuation allowance	(4,776)	(1,719)	276	44
Deferred tax adjustment	626	—	1,540	247

Income tax (benefit) expense	(10,904)	11,145	6,293	1,010

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	567	431	6,096	978
- Deferred Revenue	—	—	840	135
- Accruals	3,752	5,414	6,690	1,074
Less: valuation allowance	—	—	—	—

Net current deferred tax assets	4,319	5,845	13,626	2,187

Non-current:
- Tax losses	3,960	2,241	6,481	1,041
- Property and equipment	2,368	2,750	2,202	353
Less: valuation allowance	(3,960)	(2,241)	(2,517)	(404)

Net non-current deferred tax assets	2,368	2,750	6,166	990

Total Deferred tax assets	6,687	8,595	19,792	3,177

Deferred tax liabilities:
Current:
- Intangible assets	134	—	—	—

Current deferred tax liabilities	134	—	—	—

Non-current:
- Intangible assets	5	—	—	—
-Outside basis of domestic VIEs	—	—	—	—

Non-current deferred tax liabilities	5	—	—	—

Total deferred tax liabilities	139	—	—	—

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. The Company recorded a full valuation allowance against deferred tax assets of those subsidiaries that are in a cumulative 3-year loss position as of December 31, 2012.

As of December 31, 2012, the Company has net operating tax losses carried forward from its PRC subsidiaries, as per filed tax returns, of RMB64,416,000 (US$10,340,000), which will  expire between 2013 and 2018.

As of December 31, 2012, the Company intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Positions

As of December 31, 2011 and 2012, the Company recorded an unrecognized tax benefit of RMB23,850,000  and RMB 21,563,000 (US$3,461,000), respectively, of which RMB17,657,000 and RMB9,777,000 (US$1,569,000), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets.  The unrecognized tax benefit is mainly related to under-reported income and transfer pricing for certain subsidiaries and VIEs. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time. The uncertain tax positions of RMB19,898,000 (US$3,194,000), if ultimately recognized would affect the effective tax rate. The Company recorded penalty of RMB1,076,000 and RMB2,797,000 (US$449,000) and interest expense of RMB715,000 and RMB1,304,000 (US$209,000) for the years ended December 31, 2011 and 2012, respectively.

As of December 31, 2012, the Company’s tax years ended December 31, 2007 through 2012 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Balance—beginning	42,265	23,850	3,828
Derecognized as a result of the deconsolidation of Shanghai JNet (Note 4(b))	(19,738)	—	—
Increase based on tax positions related to the current year	1,323	3,169	509
Decrease based on tax positions related to the current year	—	(5,456)	(876)

Balance—ending	23,850	21,563	3,461